ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Belgium — 1.4%
Information Technology— 1.4%
Materialise ADR* (A)	1,292,334	$18,144,369

Total Belgium		18,144,369

Canada — 1.5%
Industrials— 1.5%
ATS Automation Tooling Systems*	621,094	19,655,334

Total Canada		19,655,334

China — 1.4%
Industrials— 1.0%
Han's Laser Technology Industry Group, Cl A	1,120,920	5,277,501
Shenzhen Inovance Technology, Cl A	371,159	3,642,616
Siasun Robot & Automation, Cl A*	2,430,887	3,893,200

		12,813,317

Information Technology— 0.4%
Iflytek	906,224	5,654,821

Total China		18,468,138

Finland — 1.1%
Industrials— 1.1%
Cargotec, Cl B	407,673	14,307,816

Total Finland		14,307,816

France — 2.1%
Industrials— 0.9%
Schneider Electric	89,326	12,254,056

Information Technology— 1.2%
Dassault Systemes	385,718	16,384,746

Total France		28,638,802

Germany — 6.2%
Industrials— 5.2%
Duerr	550,446	13,593,754
GEA Group	477,759	17,717,511
KION Group	240,422	10,872,223
Krones	191,184	16,530,955
Siemens	102,367	11,329,228

		70,043,671

Information Technology— 1.0%
Jenoptik	553,133	13,299,151

Total Germany		83,342,822

Japan — 21.6%
Industrials— 15.6%
Daifuku	325,017	20,524,830
Daihen	347,609	10,858,717
FANUC	133,728	22,838,321

Description	Shares	Fair Value
Fuji Machine Manufacturing	1,126,200	$17,299,578
Harmonic Drive Systems(A)	864,439	32,533,694
Mitsubishi Electric	1,044,944	10,977,190
Nabtesco	624,510	14,812,545
Shibaura Machine	451,433	9,609,629
SMC	34,576	16,921,932
THK	767,857	16,086,791
Toyota Industries	260,200	15,672,353
Yaskawa Electric	539,449	18,667,801

		206,803,381

Information Technology— 6.0%
Amano	640,700	12,224,355
Keyence	54,048	21,202,669
Omron	310,658	17,189,045
Optex Group	755,100	11,633,003
Yokogawa Electric	986,378	17,321,580

		79,570,652

Total Japan		286,374,033

Norway — 1.0%
Industrials— 1.0%
AutoStore Holdings* (A)	6,996,869	12,911,729

Total Norway		12,911,729

South Korea — 1.0%
Information Technology— 1.0%
Koh Young Technology	1,217,748	13,217,032

Total South Korea		13,217,032

Sweden — 2.3%
Health Care— 0.8%
Elekta, Cl B(A)	1,505,060	10,788,442

Information Technology— 1.5%
Hexagon, Cl B	1,651,378	19,267,143

Total Sweden		30,055,585

Switzerland — 4.7%
Health Care— 1.5%
Tecan Group	57,066	20,156,449

Industrials— 3.2%
ABB	538,954	16,280,666
Kardex Holding(A)	124,797	24,896,503

		41,177,169

Total Switzerland		61,333,618

Taiwan — 5.6%
Industrials— 2.5%
Airtac International Group*	615,547	16,796,430
Hiwin Technologies	2,244,546	16,155,094

		32,951,524

Information Technology— 3.1%
Advantech	1,341,967	15,350,980
Delta Electronics	1,649,187	14,210,956

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2022 (Unaudited)

Description	Shares	Fair Value
Global Unichip	633,000	$10,676,497

		40,238,433

Total Taiwan		73,189,957

United Kingdom — 2.5%
Consumer Staples— 1.1%
Ocado Group*	1,413,288	14,436,258

Information Technology— 1.4%
Renishaw	344,807	18,202,064

Total United Kingdom		32,638,322

United States — 47.3%
Consumer Discretionary— 3.6%
Aptiv*	124,255	13,033,107
iRobot* (A)	515,683	23,726,575
Luminar Technologies, Cl A* (A)	1,612,502	10,900,513

		47,660,195

Consumer Staples— 0.4%
AppHarvest* (A)	1,636,572	6,284,437

Health Care— 9.1%
Azenta	298,546	20,378,750
Globus Medical, Cl A*	191,636	11,247,117
Illumina*	89,498	19,392,427
Intuitive Surgical*	107,047	24,639,008
iRhythm Technologies*	134,852	20,852,165
Omnicell*	171,859	18,925,113
Vicarious Surgical* (A)	1,052,449	4,104,551

		119,539,131

Industrials— 6.3%
Deere	44,276	15,194,638
GXO Logistics*	234,101	11,236,848
John Bean Technologies	113,055	12,697,207
Nordson	84,622	19,546,836
Rockwell Automation	97,125	24,794,070

		83,469,599

Information Technology— 27.9%
3D Systems*	1,543,803	17,661,106
Ambarella*	195,414	16,913,082
Autodesk*	67,829	14,672,769
Cadence Design Systems*	105,199	19,575,430
Cognex	456,034	23,248,613
FARO Technologies*	432,459	14,063,567
IPG Photonics*	215,502	22,968,203
Manhattan Associates*	133,822	18,824,741
Microchip Technology	188,571	12,984,999
National Instruments	498,161	18,930,118
Novanta* (A)	155,342	23,953,736
NVIDIA	90,958	16,520,702
PTC*	144,604	17,841,241
QUALCOMM	109,914	15,944,125
Samsara, Cl A* (A)	1,338,030	19,347,914
ServiceNow*	43,082	19,243,006
Stratasys*	986,369	20,309,338
Teradyne	186,542	18,820,222

Description	Shares/Par Value	Fair Value
Trimble Navigation*	219,422	$15,234,470
Zebra Technologies, Cl A*	64,359	23,020,571

		370,077,953

Total United States		627,031,315

Total Common Stock
(Cost $1,397,774,499)		1,319,308,872

RIGHTS — 0.0%
Taiwan — 0.0%
Hiwin Technologies, Expires 08/29/2022 *	69,230	128,328

Total Rights
(Cost $—)		128,328

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, Cl Institutional, 1.52%(B)	862,353	862,353

Total Short-Term Investment
(Cost $862,353)		862,353
REPURCHASE AGREEMENTS — 3.9%
BofA
2.300%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $11,888,003 (collateralized by various U.S. Government Agency Obligations, ranging in par value $1,025,650 - $1,529,906, 2.000% - 4.500%, 07/01/2043 - 07/01/2052, with a total market value of $12,123,440)(C) (D)	11,885,725	11,885,725

Daiwa Capital Markets
2.300%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $11,888,003 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $1 - $4,212,264, 0.000% - 6.500%, 07/31/2022 - 07/01/2052, with a total market value of $12,123,440)(C) (D)	11,885,725	11,885,725

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2022 (Unaudited)

Description	Par Value	Fair Value
HSBC
2.260%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $11,887,963 (collateralized by various U.S. Government Agency Obligations, ranging in par value $137,235 - $59,428,625, 2.500% - 4.000%, 03/20/2045 - 10/01/2051, with a total market value of $12,123,440)(C) (D)	$11,885,725	$11,885,725

Mizuho Securities
2.230%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $3,480,878 (collateralized by a U.S. Treasury Obligation, par value $3,669,440, 1.750%, 03/15/2025, with a total market value of $3,590,670)(C) (D)	3,480,231	3,480,231

RBC Dominion
2.300%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $11,888,003 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $1 - $4,640,236, 0.000% - 5.500%, 08/15/2022 - 04/20/2052, with a total market value of $12,123,440)(C) (D)	11,885,725	11,885,725

Total Repurchase Agreements
(Cost $51,023,131)		51,023,131

Total Investments - 103.7%
(Cost $1,449,659,983)		$1,371,322,684

Percentages based on Net Assets of $1,322,548,316.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $60,864,941.
(B)	Rate shown is the 7-day effective yield as of July 31, 2022.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $51,023,131. The total value of non-cash collateral held from securities on loan as of July, 31, 2022 was $9,841,810.

ADR – American Depository Receipt

Cl - Class

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,319,308,872	$—	$—	$1,319,308,872
Rights	128,328	—	—	128,328
Short-Term Investment	862,353	—	—	862,353
Repurchase Agreements	—	51,023,131	—	51,023,131
Total Investments in Securities	$1,320,299,553	$51,023,131	$—	$1,371,322,684

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1800